UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Australia: 4.4%
848,715		Charter Hall Group	$4,348,976	2.1
89,344		Crown Resorts Ltd.	767,195	0.4
58,065		Rio Tinto Ltd.	3,127,176	1.5
420,544		South32 Ltd. - AUD	950,325	0.4
			9,193,672	4.4

		Austria: 2.7%
48,041		Erste Group Bank AG	1,901,524	0.9
73,722		OMV AG	3,733,984	1.8
			5,635,508	2.7

		Canada: 5.1%
20,926		Bank of Nova Scotia	1,138,712	0.6
12,242		Canadian Pacific Railway Ltd.	2,589,188	1.2
68,915		Lundin Mining Corp.	300,318	0.1
8,161		Magna International, Inc.	407,298	0.2
7,923		Methanex Corp.	439,010	0.2
50,738		National Bank Of Canada	2,314,171	1.1
108,594		Suncor Energy, Inc.	3,501,424	1.7
			10,690,121	5.1

		Finland: 0.5%
29,976	(1)	DNA Oyj	554,339	0.2
7,188		Neste Oyj	562,741	0.3
			1,117,080	0.5

		France: 0.8%
17,361		AXA S.A.	422,781	0.2
4,615		LVMH Moet Hennessy Louis Vuitton SE	1,320,990	0.6
			1,743,771	0.8

		Germany: 1.8%
4,904		BASF SE	358,617	0.2
146,896		Deutsche Telekom AG	2,582,952	1.2
28,733		Evonik Industries AG	776,003	0.4
			3,717,572	1.8

		Hong Kong: 1.9%
316,051		CLP Holdings Ltd.	3,488,924	1.7
194,356		Hang Lung Properties Ltd.	394,599	0.2
			3,883,523	1.9

		Italy: 0.5%
180,821		Enel S.p.A.	983,681	0.5

		Japan: 6.6%
56,400		Bandai Namco Holdings, Inc.	2,373,209	1.1
109,700		Itochu Corp.	1,952,631	0.9
11,600		Japan Airlines Co. Ltd.	418,854	0.2
57,200		KDDI Corp.	1,344,012	0.7
16,100		NGK Spark Plug Co., Ltd.	331,406	0.2
3,500		Nippon Shokubai Co., Ltd.	233,936	0.1
72,800		Nippon Telegraph & Telephone Corp.	3,003,077	1.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
75,800		Resona Holdings, Inc.	$403,042	0.2
4,900		SoftBank Group Corp.	413,656	0.2
27,400		Sumitomo Corp.	421,558	0.2
28,800		Sumitomo Electric Industries Ltd.	405,337	0.2
68,300		Sumitomo Mitsui Financial Group, Inc.	2,514,452	1.2
			13,815,170	6.6

		Netherlands: 6.6%
14,326	(2)	ABN AMRO Group NV	365,481	0.2
91,720		ASR Nederland NV	3,963,197	1.9
209,923		Koninklijke Ahold Delhaize NV	5,409,785	2.6
44,815		Koninklijke DSM NV	3,979,633	1.9
			13,718,096	6.6

		Norway: 0.6%
33,225		Equinor ASA	778,292	0.4
20,114		Telenor ASA	390,165	0.2
			1,168,457	0.6

		Singapore: 2.1%
243,300		United Overseas Bank Ltd.	4,467,337	2.1

		Spain: 0.3%
10,930		ACS Actividades de Construccion y Servicios SA	420,154	0.2
19,819		Merlin Properties Socimi SA	250,596	0.1
			670,750	0.3

		Sweden: 0.9%
17,539		Atlas Copco AB - B Shares	398,068	0.2
64,229		Boliden AB	1,441,870	0.7
			1,839,938	0.9

		Switzerland: 2.5%
2,124		Partners Group	1,396,142	0.6
13,524		Roche Holding AG	3,510,616	1.7
1,361		Zurich Insurance Group AG	427,797	0.2
			5,334,555	2.5

		United Kingdom: 4.4%
114,677		Barratt Developments PLC	678,049	0.3
9,990		Berkeley Group Holdings PLC	411,732	0.2
5,080		Delphi Technologies PLC	365,252	0.2
127,917		GlaxoSmithKline PLC	2,651,696	1.3
19,065		Imperial Brands PLC	587,659	0.3
55,426		International Consolidated Airlines Group SA	444,383	0.2
118,122		Legal & General Group PLC	369,921	0.2
13,977		Persimmon PLC	339,718	0.2
26,679		Rio Tinto PLC	1,219,280	0.6

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
168,067		Tate & Lyle PLC	$1,540,431	0.7
296,283		Taylor Wimpey PLC	508,191	0.2
			9,116,312	4.4

		United States: 53.6%
47,264		AbbVie, Inc.	4,455,577	2.1
9,290		Aflac, Inc.	424,925	0.2
5,173	(1)	Alphabet, Inc. - Class A	5,740,219	2.8
1,669	(1)	Alphabet, Inc. - Class C	1,826,604	0.9
7,170		Ameriprise Financial, Inc.	930,307	0.5
2,190		Anthem, Inc.	635,253	0.3
29,099	(3)	Apollo Global Management LLC	820,301	0.4
12,754		Apple, Inc.	2,277,609	1.1
90,387		Archer-Daniels-Midland Co.	4,159,610	2.0
60,983		Bank of America Corp.	1,731,917	0.8
24,959		Caterpillar, Inc.	3,386,187	1.6
8,532		CIT Group, Inc.	396,141	0.2
23,435		Citigroup, Inc.	1,518,354	0.7
11,207		Comcast Corp. – Class A	437,185	0.2
89,353		ConocoPhillips	5,913,381	2.8
2,033		Costco Wholesale Corp.	470,192	0.2
28,718		Cummins, Inc.	4,338,141	2.1
14,192		CVS Health Corp.	1,138,225	0.6
25,994		Deluxe Corp.	1,308,798	0.6
35,603		Discover Financial Services	2,538,494	1.2
57,575		Eaton Corp. PLC	4,429,820	2.1
11,230		Exelon Corp.	520,960	0.3
5,279	(1)	F5 Networks, Inc.	907,830	0.4
31,162		Fidelity National Financial, Inc.	1,047,043	0.5
8,291		Garmin Ltd.	552,678	0.3
3,305		HCA Healthcare, Inc.	475,887	0.2
3,582		Humana, Inc.	1,180,162	0.6
102,935		Intel Corp.	5,075,725	2.4
64,084		Keurig Dr Pepper, Inc.	1,730,268	0.8
22,371		Keycorp	410,284	0.2
36,092		KLA-Tencor Corp.	3,557,227	1.7
4,035		Lam Research Corp.	633,334	0.3
4,765		Lear Corp.	649,231	0.3
5,867		Lincoln National Corp.	369,445	0.2
10,430		Mastercard, Inc. - Class A	2,097,160	1.0
8,162	(1)	Micron Technology, Inc.	314,727	0.2
99,197		Microsoft Corp.	10,999,955	5.3
2,559		Norfolk Southern Corp.	436,924	0.2
19,864		Occidental Petroleum Corp.	1,395,843	0.7
82,242		Pfizer, Inc.	3,802,048	1.8
29,488		PNC Financial Services Group, Inc.	4,003,881	1.9
48,066		Principal Financial Group, Inc.	2,370,615	1.1
19,691		Prudential Financial, Inc.	1,846,228	0.9
9,470		Public Service Enterprise Group, Inc.	529,373	0.3
3,474		PVH Corp.	383,912	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
16,826	Royal Caribbean Cruises Ltd.	$1,902,516	0.9
35,464	Seagate Technology	1,528,144	0.7
9,615	Steel Dynamics, Inc.	338,448	0.2
5,203	Tractor Supply Co.	494,961	0.2
67,985	Twenty-First Century Fox, Inc. - Class B	3,333,305	1.6
15,432	UnitedHealth Group, Inc.	4,341,947	2.1
11,065	Unum Group	397,344	0.2
8,029	Verizon Communications, Inc.	484,149	0.2
59,244	VF Corp.	4,815,945	2.3
		111,804,739	53.6

	Total Common Stock (Cost $180,768,489)	198,900,282	95.3

SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
6,477,271	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.110% (Cost $6,477,271)	6,477,271	3.1

	Total Short-Term Investments (Cost $6,477,271)	6,477,271	3.1

	Total Investments in Securities (Cost $187,245,760)	$205,377,553	98.4
	Assets in Excess of Other Liabilities	3,313,804	1.6
	Net Assets	$208,691,357	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security is a Master Limited Partnership.
(4)	Rate shown is the 7-day yield as of November 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.4%
Information Technology	13.1
Health Care	10.7
Industrials	9.7
Communication Services	9.6
Consumer Discretionary	8.0
Energy	7.7
Consumer Staples	6.6
Materials	6.3
Utilities	2.8
Real Estate	2.4
Short-Term Investments	3.1
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,193,672	$–	$9,193,672
Austria	–	5,635,508	–	5,635,508
Canada	10,690,121	–	–	10,690,121
Finland	–	1,117,080	–	1,117,080
France	–	1,743,771	–	1,743,771
Germany	–	3,717,572	–	3,717,572
Hong Kong	–	3,883,523	–	3,883,523
Italy	–	983,681	–	983,681
Japan	–	13,815,170	–	13,815,170
Netherlands	–	13,718,096	–	13,718,096
Norway	–	1,168,457	–	1,168,457
Singapore	–	4,467,337	–	4,467,337
Spain	–	670,750	–	670,750
Sweden	–	1,839,938	–	1,839,938
Switzerland	–	5,334,555	–	5,334,555
United Kingdom	365,252	8,751,060	–	9,116,312
United States	111,804,739	–	–	111,804,739
Total Common Stock	122,860,112	76,040,170	–	198,900,282
Short-Term Investments	6,477,271	–	–	6,477,271
Total Investments, at fair value	$129,337,383	$76,040,170	$–	$205,377,553
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,350	–	1,350
Futures	41,898	–	–	41,898
Total Assets	$129,379,281	$76,041,520	$–	$205,420,801
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(265,964)	$–	$(265,964)
Futures	(455,275)	–	–	(455,275)
Written Options	–	(1,077,306)	–	(1,077,306)
Total Liabilities	$(455,275)	$(1,343,270)	$–	$(1,798,545)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2018, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 422,382	EUR 373,641	BNP Paribas S.A.	12/28/18	$(1,722)
USD 9,120,312	AUD 12,620,108	BNP Paribas S.A.	12/28/18	(107,638)
USD 13,996,708	JPY 1,589,248,324	BNP Paribas S.A.	12/28/18	(40,883)
USD 28,480,082	EUR 25,171,271	BNP Paribas S.A.	12/28/18	(90,762)
USD 5,263,987	CHF 5,247,210	Morgan Stanley & Co. International PLC	12/28/18	(4,086)
USD 1,160,133	NOK 9,972,430	Societe Generale	12/28/18	(1,619)
USD 4,040,015	HKD 31,600,667	Societe Generale	12/28/18	(1,778)
USD 4,360,128	SGD 6,002,973	Societe Generale	12/28/18	(17,476)
USD 339,292	JPY 38,390,436	Societe Generale	12/28/18	195
USD 377,818	GBP 295,121	Societe Generale	12/28/18	1,155
				$(264,614)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)(Continued)

At November 30, 2018, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
EURO STOXX 50® Index	(265)	12/21/18	$(9,489,251)	$(39,758)
FTSE 100 Index	(125)	12/21/18	(11,100,245)	41,898
Nikkei 225 Index	(52)	12/13/18	(5,124,873)	(151,304)
S&P 500® E-Mini	(100)	12/21/18	(13,791,500)	(264,213)
			$(39,505,869)	$(413,377)

At November 30, 2018, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & Co. International PLC	Call	12/07/18	3,233.000	EUR	1,100	3,490,443	$65,823	$(15,896)
EURO STOXX 50® Index	Societe Generale	Call	12/21/18	3,250.823	EUR	1,100	3,490,443	64,697	(25,017)
EURO STOXX 50® Index	BNP Paribas S.A.	Call	01/04/19	3,226.685	EUR	1,200	3,807,756	66,408	(48,471)
FTSE 100 Index	BNP Paribas S.A.	Call	12/07/18	7,100.000	GBP	500	3,490,120	63,071	(14,639)
FTSE 100 Index	BNP Paribas S.A.	Call	12/21/18	7,167.834	GBP	400	2,792,096	52,447	(17,443)
FTSE 100 Index	BNP Paribas S.A.	Call	01/04/19	7,140.448	GBP	500	3,490,120	60,627	(38,982)
Nikkei 225 Index	BNP Paribas S.A.	Call	12/07/18	22,974.000	JPY	12,100	270,447,826	40,964	(6,728)
Nikkei 225 Index	Societe Generale	Call	12/21/18	22,687.000	JPY	12,600	281,623,356	52,432	(27,167)
Nikkei 225 Index	BNP Paribas S.A.	Call	01/04/19	22,039.050	JPY	13,200	295,033,992	46,383	(75,111)
S&P 500®	Societe Generale	Call	12/07/18	2,828.419	USD	8,800	24,289,496	358,908	(42,888)
S&P 500®	Societe Generale	Call	12/21/18	2,765.223	USD	8,400	23,185,428	381,418	(367,662)
S&P 500®	BNP Paribas S.A.	Call	01/04/19	2,781.285	USD	8,600	23,737,462	344,716	(397,302)
								$1,597,894	$(1,077,306)

Currency Abbreviations
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,350
Equity contracts	Futures contracts	41,898
Total Asset Derivatives		$43,248

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$265,964
Equity contracts	Futures contracts	455,275
Equity contracts	Written options	1,077,306
Total Liability Derivatives		$1,798,545

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$-	$1,350	$1,350
Total Assets	$-	$-	$1,350	$1,350

Liabilities:
Forward foreign currency contracts	$241,005	$4,086	$20,873	$265,964
Written options	598,676	15,896	462,734	1,077,306
Total Liabilities	$839,681	$19,982	$483,607	$1,343,270

Net OTC derivative instruments by counterparty, at fair value	$(839,681)	$(19,982)	$(482,257)	(1,341,920)

Total collateral pledged by the Fund/(Received from counterparty)	$839,681	$10,000	$400,000	$1,249,681

Net Exposure(1)(2)	$-	$(9,982)	$(82,257)	$(92,239)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At November 30, 2018, the Fund had pledged $900,000 in cash collateral to BNP Paribas S.A.. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $187,814,034.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,771,248
Gross Unrealized Depreciation	(10,076,984)
Net Unrealized Appreciation	$17,694,264

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019